Financial Risk and Capital Management - Disclosure of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 62,560
Impairment provision on individual basis	3,559
Impairment provision	494
Loss allowance	4,053	¥ 4,771	¥ 2,023	¥ 523
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	55,957
Impairment provision on individual basis	¥ 50
Weighted - average loss rate	0.10%
Impairment provision	¥ 80
Loss allowance	130
Within 1 year [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2,067
Impairment provision on individual basis	¥ 80
Weighted - average loss rate	0.50%
Impairment provision	¥ 9
Loss allowance	89
Between 1 and 2 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	496
Impairment provision on individual basis	¥ 52
Weighted - average loss rate	7.40%
Impairment provision	¥ 33
Loss allowance	85
Between 2 and 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	723
Impairment provision on individual basis	¥ 547
Weighted - average loss rate	35.20%
Impairment provision	¥ 62
Loss allowance	609
Over 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,317
Impairment provision on individual basis	¥ 2,830
Weighted - average loss rate	63.70%
Impairment provision	¥ 310
Loss allowance	¥ 3,140